Property, Equipment, and Software, Net - Text Blocks	12 Months Ended
Dec. 26, 2020
Property, Plant and Equipment [Abstract]
Property, Equipment, and Software, Net	Property, Equipment, and Software, Net
Property, equipment, and software at December 26, 2020, and December 28, 2019 was as follows:

(In thousands)	12/26/2020	12/28/2019
Land and land improvements	$—	$199
Leasehold improvements	67,114	52,565
Furniture, fixtures, and equipment	66,885	53,528
Software	44,250	35,056
Construction in progress	3,578	1,634
Finance lease asset	1,913	1,934
Property, equipment, and software, gross	183,740	144,916
Less accumulated depreciation and amortization	47,868	2,401
Property, equipment, and software, net	$135,872	$142,515
Total depreciation and amortization expense on property, equipment, and software was $47.6 million, $2.1 million, $0.0 million and $0.0 million for the year ended December 26, 2020, the Transition Period, and the years ended April 30, 2019 and April 30, 2018, respectively.